5. FINANCIAL RISK MANAGEMENT (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	$ 26,037,358	$ 55,010,850	$ 47,037,894
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(26,037,358)	(55,010,850)	(47,037,894)
United States Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	9,607,302	24,930,118	19,971,414
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(9,607,302)	(24,930,118)	(19,971,414)
Pound Sterling
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	6,896,198	13,419,013	12,333,100
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(6,896,198)	(13,419,013)	(12,333,100)
Euro
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	3,980,555	6,853,704	5,705,633
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(3,980,555)	(6,853,704)	(5,705,633)
Canadian Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	1,425,507	2,156,353	1,905,016
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(1,425,507)	(2,156,353)	(1,905,016)
Brazilian Real
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	1,355,866	3,349,844	3,496,527
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(1,355,866)	(3,349,844)	(3,496,527)
Swedish Crown
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	1,184,116	1,744,631	1,630,063
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(1,184,116)	(1,744,631)	(1,630,063)
Norwegian Crown
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	465,352	573,453	482,054
Sensibility analysis by currency, effect on Equity, 10% Appreciation	(465,352)	(573,453)	(482,054)
Mexican Peso
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on Equity, 10% Depreciation	1,122,462	1,983,734	1,514,087
Sensibility analysis by currency, effect on Equity, 10% Appreciation	$ (1,122,462)	$ (1,983,734)	$ (1,514,087)